Income (loss) per share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Weighted average number of outstanding shares, basic loss per share (in shares)	63,440,023	62,919,401	63,409,688	62,918,529
Weighted average number of outstanding shares, diluted loss per share (in shares)	63,440,023	62,919,401	63,409,688	62,918,529
Net loss for the period	€ (48,414)	€ (38,771)	€ (100,784)	€ (81,638)
Basic loss per share (in euro per share)	€ (0.76)	€ (0.62)	€ (1.59)	€ (1.30)
Diluted loss per share (in euro per share)	€ (0.76)	€ (0.62)	€ (1.59)	€ (1.30)